SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Zhichao Yang [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer of the company	Legal representative of Xiamen Chunshang
Changbin Xia [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of the Company	Shareholder of the Company
Hanwu Yang [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director of the Company
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	As a shareholder of the Company before December 15, 2020	As a shareholder of the Company before December 15, 2020
Sen Jin [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Legal representative of Vande	Legal representative of Vande
CEDE & CO [Member]
Related Party Transaction [Line Items]
Relationship to the Company		Shareholder of the Company